                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Anthony J. Merhige              Wayne, PA       August 16, 2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $292,908
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                             MARKET            INVESTMENT  OTHER    ----------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE (000s)  SHARES DISCRETION MANAGERS    SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP          COM UNITS LP   01861G100          750   21338    Sole           0     21338      0      0
AMERIGAS PARTNERS-LP              UNIT LP INT   030975106          587   14200    Sole           0     14200      0      0
ATLAS PIPELINE PARTNERS LP        UNIT LP INT   049392103           21    2200    Sole           0      2200      0      0
ATLAS ENERGY INC                      COM       049298102          827   30550    Sole           0     30550      0      0
BLUEKNIGHT ENERGY PARTNERS LP    COM UNITS LP   09625U109         3285  391118    Sole           0    391118      0      0
BREITBURN ENERGY PARTNERS LP    COM UT LTD PTN  106776107            9     600    Sole           0       600      0      0
BUCKEYE GP HOLDINGS LP           COM UNITS LP   118167105           66    1700    Sole           0      1700      0      0
BUCKEYE PARTNERS LP             UNIT LTD PARTN  118230101          590   10000    Sole           0     10000      0      0
CROSSTEX ENERGY LP                    COM       22765U102         8313  788697    Sole           0    788697      0      0
DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN  23311P100          756   23659    Sole           0     23659      0      0
EAGLE ROCK ENERGY PARTNERS           UNIT       26985R104         8420 1631870    Sole           0   1631870      0      0
EL PASO PIPELINE PARTNERS LP     COM UNIT LPI   283702108        13997  488198    Sole           0    488198      0      0
ENBRIDGE ENERGY PARTNERS LP           COM       29250R106         3151   60103    Sole           0     60103      0      0
ENCORE ENERGY PARTNERS-LP          COM UNIT     29257A106         2267  132272    Sole           0    132272      0      0
ENERGY TRANSFER EQUITY LP       COM UT LTD PTN  29273V100         1691   50111    Sole           0     50111      0      0
ENTERPRISE GP HOLDINGS LP         UNIT LP INT   293716106         1481   31216    Sole           0     31216      0      0
ENTERPRISE PRODUCTS PARTNERS          COM       293792107        33348  942847    Sole           0    942847      0      0
EV ENERGY PARTNER LP               COM UNITS    26926V107          702   22512    Sole           0     22512      0      0
FERRELLGAS PARTNERS-LP           UNIT LTD PART  315293100          597   26000    Sole           0     26000      0      0
HOLLY ENERGY PARTNERS LP        COM UT LTD PTN  435763107         5413  123531    Sole           0    123531      0      0
INERGY HOLDINGS LP                    COM       45661Q107        12910  488259    Sole           0    488259      0      0
KINDER MORGAN ENERGY PRTNRS     UT LTD PARTNER  494550106         1143   17576    Sole           0     17576      0      0
KINDER MORGAN MANAGEMENT LLC          SHS       49455U100        17384  307193    Sole           0    307193      0      0
LEGACY RESERVES LP                UNIT LP INT   524707304          943   41857    Sole           0     41857      0      0
LINN ENERGY LLC-UNITS            UNIT LTD LIAB  536020100         1886   71022    Sole           0     71022      0      0
MAGELLAN MIDSTREAM PARTNERS     COM UNIT RP LP  559080106        17681  378207    Sole           0    378207      0      0
MARKWEST ENERGY PARTNERS LP     UT LTD PARTNER  570759100        11700  357571    Sole           0    357571      0      0
NATURAL RESOURCE PARTNERS LP      COM UNIT LP   63900P103           86    3642    Sole           0      3642      0      0
NISKA GAS STORAGE PARTNERS LP   UNIT LTD LIABI  654678101        11280  607768    Sole           0    607768      0      0
NUSTAR ENERGY LP                   UNIT COM     67058H102         3102   54048    Sole           0     54048      0      0
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC  67059L102         1550   50392    Sole           0     50392      0      0
ONEOK PARTNERS LP               UNIT LTD PARTN  68268N103         7730  120228    Sole           0    120228      0      0
PIONEER SOUTHWEST ENERGY PAR      UNIT LP INT   72388B106          495   20000    Sole           0     20000      0      0
PLAINS ALL AMER PIPELINE LP     UNIT LTD PARTN  726503105        23876  406742    Sole           0    406742      0      0
PAA NATURAL GAS STORAGE LP       COM UNIT LTD   693139107        12370  519099    Sole           0    519099      0      0
PENN VIRGINIA GP HOLDINGS LP    COM UNIT R LIM  70788P105        18082  992441    Sole           0    992441      0      0
QUICKSILVER GAS SERVICES LP      COM UNITS LPI  74839G106         1662   85560    Sole           0     85560      0      0
REGENCY ENERGY PARTNERS LP       COM UNITS LP   75885Y107        10598  438673    Sole           0    438673      0      0
SUBURBAN PROPANE PARTNERS LP    UNIT LTD PARTN  864482104          595   12700    Sole           0     12700      0      0
SUNOCO LOGISTICS PARTNERS LP       COM UNITS    86764L108          779   10825    Sole           0     10825      0      0
TEEKAY LNG PARTNERS LP           PRTNRSP UNITS  Y8564M105         7296  245175    Sole           0    245175      0      0
TEEKAY OFFSHORE PARTNERS LP     PARTNERSHIP UN  Y8565J101         7377  336090    Sole           0    336090      0      0
TARGA RESOURCES PARTNERS LP        COM UNIT     87611X105          703   27423    Sole           0     27423      0      0
VANGUARD NATURAL RESOURCES         COM UNIT     92205F106          681   32600    Sole           0     32600      0      0
WESTERN GAS PARTNERS LP         COM UNIT LP INT 958254104        12330  555390    Sole           0    555390      0      0
WILLIAMS COS INC                      COM       969457100          205   11200    Sole           0     11200      0      0
WILLIAMS PARTNERS LP              COM UNIT LP   96950F104         8651  198317    Sole           0    198317      0      0
WILLIAMS PIPELINE PARTNERS LP   COM UNIT LP INT 96950K103        13542  419010    Sole           0    419010      0      0

                                                                292908